RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of multiple outstanding promissory notes payable

Issue Date	Original Principal	Maturity Date	Principal Outstanding	Accrued Interest
12/1/2021	$500,000	12/31/2026	$435,000	$13,014
5/31/2022	$590,000	5/31/2030	$590,000	$46,230
9/29/2022	$50,000	12/31/2026	$50,000	$1,496
10/20/2022	$50,000	12/31/2026	$50,000	$1,496
3/1/2023	$50,000	12/31/2026	$50,000	$1,496
3/8/2023	$50,000	12/31/2026	$50,000	$1,496
3/23/2023	$50,000	12/31/2026	$50,000	$1,496
4/3/2023	$50,000	12/31/2026	$50,000	$1,496
4/13/2023	$20,000	12/31/2026	$20,000	$598
4/17/2023	$30,000	12/31/2026	$30,000	$1,036
Total			$1,375,000	$69,854

Issue Date	Original Principal	Maturity Date	Principal Outstanding	Accrued Interest
12/1/2021	$500,000	12/31/2025	$435,000	$8,700
5/31/2022	$590,000	5/31/2030	$590,000	$40,379
9/29/2022	$50,000	12/31/2025	$50,000	$1,000
10/20/2022	$50,000	12/31/2025	$50,000	$1,000
3/1/2023	$50,000	12/31/2025	$50,000	$1,000
3/8/2023	$50,000	12/31/2025	$50,000	$1,000
3/23/2023	$50,000	12/31/2025	$50,000	$1,000
4/3/2023	$50,000	12/31/2025	$50,000	$1,000
4/13/2023	$20,000	12/31/2025	$20,000	$400
4/17/2023	$30,000	12/31/2025	$30,000	$739
Total			$1,375,000	$56,218